Note 22 - Subsequent Events	12 Months Ended
Dec. 31, 2021
Notes to Financial Statements
Subsequent Events [Text Block]

22. Subsequent Events:

(a)

Declaration and payment of dividends (common stock): On January 3, 2022, the Company declared a dividend for the quarter ended December 31, 2021, of $0.115 per share on its common stock, which was paid on February 7, 2022, to stockholders of record of common stock as of January 20, 2022.

(b)

Declaration and payment of dividends (preferred stock Series B, Series C, Series D and Series E): On January 3, 2022, the Company declared a dividend of $0.476563 per share on its Series B Preferred Stock, a dividend of $0.531250 per share on its Series C Preferred Stock, a dividend of $0.546875 per share on its Series D Preferred Stock and a dividend of $0.554688 per share on its Series E Preferred Stock, which were all paid on January 18, 2022 to holders of record as of January 14, 2022.

(c)

Declaration of special dividend (common stock): On March 9, 2022, the Company declared a special dividend of $0.50 per share on its common stock. The special dividend will be in addition to the regular dividend for the first quarter 2022 and will be paid at the same time and using the same record date as, the regular first quarter 2022 dividend.

(d)

New loan agreement: On January 26, 2022, the Company entered into a loan agreement with a bank for an amount of up to $85,000 in order to refinance the term loan discussed in Note 11.A.14, Advance C of the term loan discussed in Note 11.A.27 and for general corporate purposes (Note 22(g)).

(e)

Drawdowns of loan facilities: (i) On January 4, 2022, Guernica Marine Corp. drew down the amount of $13.374 related to the term loan discussed in Note 11.A.33, in order to finance the acquisition of the secondhand dry bulk vessel Damon. (ii) On January 5, 2022, Bernis Marine Corp. Andati Marine Corp., Barral Marine Corp., Cavalaire Marine Corp. and Astier Marine Corp. drew down the aggregate amount of $52,525 related to the term loan discussed in Note 11.A.36, in order to refinance one term loan discussed in Note 11.A.32.(iii) On January 7, on January 10 and on January 26, 2022, the Company drew down the amount of $56,700 related to the term loan discussed in Note 11.A.37, in order to finance the acquisition of the secondhand dry bulk vessels, Pythias, Egyptian Mike, Phoenix, Oracle (ex. Belstar) and Libra (ex. Universal Bremen). (iv) On January 18, 2022, Alford Shipping Co. drew down the amount of $11,500 related to the term loan discussed in Note 11.A.28, in order to finance the acquisition of the secondhand container vessel, Dyros (ex. Co Kobe). (v) On January 31, 2022, the Company drew down the amount of $85,000 related to the term loan discussed in Note 22(d) in order to refinance one term loan discussed in Note 11.A.14 and one term loan discussed in Note 11.A.27 and for general corporate purposes.

(f)

Vessels’ deliveries: In January 2022 the Company took delivery of the 4,578 TEU secondhand container vessel Dyros (ex. Co Kobe) and the two secondhand dry bulk vessels Oracle (ex. Belstar) and Libra (ex. Universal Bremen) (Note 7) with an aggregate DWT capacity of 114,699.

(g)

Loan repayments: (i) On January 31, 2022, the Company fully prepaid the amount of $24,554, relating to the term loan discussed in Note 11.A.14 (Note 22(d)). (ii) On February 1, 2022, the Company fully prepaid the amount of $34,730, relating to Advance C of the term loan discussed in Note 11.A.27 (Note 22(d)). (iii) On January 7, 2022, the Company fully prepaid the amount of $51,885, relating to the tranches of Bernis, Verity, Dawn, Discovery and Parity of the term loan discussed in Note 11.A.32.

(h)

Vessels acquisitions: On February 1, 2022, the Company entered into a Memorandum of Agreement to acquire one secondhand dry bulk vessel (Magda (tbr. Norma)), with a capacity of 58,018 DWT and which is expected to be delivered during the first quarter of 2022.

(i)

Vessels’ sale: (i) On March 15, 2022, based on a Memorandum of Agreement the Company entered into on February 25, 2022, the vessel Messini was delivered to her buyers (Note 7). On March 8, 2022, pursuant to the sale of the vessel Messini, the Company prepaid the amount of $3,062 related to the term loan discussed in Note 11.A.15. (ii) On March 17, 2022 the Company entered into Memorandum of Agreements for the sale of the container vessels Sealand Michigan, Sealand Illinois and York (Note 7). The vessels are expected to be delivered to their new owners during the fourth quarter of 2022.

(j)

Vessels Held for Sale: In February 2022, the Company decided to make arrangements to sell the container vessels Maersk Kalamata and Sealand Washington. The Company expects that the sale of the two container vessels will be concluded within the next 12-month period.

(k)

Termination of two shipbuilding contracts for the construction of newbuild vessels: On March 24, 2022 the Company served a notice of termination for two shipbuilding contracts which it had entered into with a shipyard during the year ended December 31, 2021, for the construction of two container vessels of 12,690 TEU each (Note 7).